Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

a.	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2017, 2016, and 2015 are as follows:

	Year Ended December 31,
	2017 $	2016 $	2015 $
Accounts receivable	14,353	(108)	(5,765)
Pool receivables from affiliates	16,193	38,137	(27,448)
Due from affiliates	17,562	18,371	32,801
Prepaid expenses and other current assets	8,767	2,313	(6,267)
Accounts payable and accrued liabilities	(13,996)	(26,821)	27,473
Due to affiliates	(32,641)	(3,606)	(12,735)
Deferred revenue	(3,898)	1,718	2,039
Other	(599)	—	(8,443)
Change in operating assets and liabilities	5,741	30,004	1,655

b.
Cash interest paid (including interest paid by the Entities under Common Control) during the years ended December 31, 2017, 2016, and 2015 totaled $26.4 million, $38.5 million, and $22.8 million, respectively.

c.
In November 2017, the Company acquired the outstanding shares of TIL through issuing 89.0 million Class A common shares, which was treated as a non-cash transaction in the Company's consolidated statement of cash flows. As a result of this transaction, the Company acquired $37.6 million in cash and paid $6.8 million in transaction costs (note 22).